UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21889
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            Access Capital Strategies Community Investment Fund, Inc.
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               (Exact name of registrant as specified in charter)

            419 Boylston St., Suite 501, Boston, Massachusetts, 02116
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               (Address of principal executive offices) (Zip code)

         David F. Sand, Access Capital Strategies LLC, 419 Boylston St.,
                     Suite 501, Boston Massachusetts, 02116
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                     (Name and address of agent for service)

      Registrant's telephone number, including area code: (617) 236-7274
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                    Date of fiscal year end: May 31
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Date of reporting period: July 1, 2006 - June 30, 2007
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Item 1. Proxy Voting Record

Access Capital Strategies Community Investment Fund, Inc. held no securities during the period covered by this report in which there was a shareholder vote. Accordingly, there are no proxy votes to report.

                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) Access Capital Strategies Community Investment Fund, Inc.
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By (Signature and Title) /s/ David F. Sand
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Date August 27 , 2007